Parent Company Only - Consolidated Statements of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2024	May 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	May 31, 2015
Non-current assets
Other non-current assets	$ 115,460		$ 136,855
Total non-current assets	6,904,146		6,223,726
Current assets
Cash and cash equivalents	2,489,672		1,513,713	$ 1,253,140	$ 1,812,773
Current receivables due from related parties	250		12,316
Total current assets	3,216,539		2,352,587
Total assets	10,120,685		8,576,313
Equity and liabilities [abstract]
Total shareholders' equity	(218,977)		(5,269,483)	(3,421,526)	(3,828,925)
Non-current liabilities
Private Placement liability	0	$ 1,398,000	1,394,552			$ 3,005,000
Private Placement derivative	0		2,640,759
Other non-current liabilities	45,344		175,363
Total non-current liabilities	5,119,097		9,481,905
Current liabilities
Accounts payables	236,382		244,581
Accrued expenses and other current liabilities	424,129		355,041
Total current liabilities	5,220,565		4,363,891
Total shareholders' equity and liabilities	10,120,685		8,576,313
Parent Company
Non-current assets
Investment in subsidiaries	573,601		560,447
Non-current receivable due from related party			7,725
Long-term loan due from related party			14,199
Other non-current assets	3,742
Total non-current assets	577,343		582,371
Current assets
Cash and cash equivalents	174,405		104,053	$ 236,258	$ 371,826
Prepaid expenses	2,931		1,299
Short-term loan due from related party	14,199
Current receivables due from related parties	27,703		14,880
Total current assets	219,238		120,232
Total assets	796,581		702,603
Equity and liabilities [abstract]
Total shareholders' equity	727,494		(3,524,612)
Non-current liabilities
Private Placement liability			1,394,552
Private Placement derivative			2,640,759
Non-current payable due to related party			7,725
Long-term loan due to related party			14,199
Other non-current liabilities			134,270
Total non-current liabilities			4,191,505
Current liabilities
Accounts payables	373		1,084
Accrued expenses and other current liabilities	2,752		1,339
Short-term loan due to related party	14,199
Current payables due to related parties	51,763		33,287
Total current liabilities	69,087		35,710
Total shareholders' equity and liabilities	$ 796,581		$ 702,603